Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our equity-based incentive awards which are mainly comprised of stock options are designed to align our interests with those of our employees and consultants, including our named executive officers. Our Compensation Committee has responsibility for granting equity-based incentive awards to our named executive officers. Our Compensation Committee has not established policies and practices regarding timing of equity awards in relation to the release of material nonpublic information and does not time the public release of such information based on equity award grant dates nor for the purpose of affecting the value of executive compensation. Our compensation committee does not consider material nonpublic information in setting terms of equity awards, such as grant size or vesting conditions. Vesting of equity awards is generally tied to continuous service with us and serves as an additional retention measure. Our executives generally are awarded an initial new hire grant upon commencement of employment. Additional grants may occur periodically in order to specifically incentivize executives with respect to achieving certain corporate goals or to reward executives for exceptional performance.

Award Timing Method	Our Compensation Committee has not established policies and practices regarding timing of equity awards in relation to the release of material nonpublic information and does not time the public release of such information based on equity award grant dates nor for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our compensation committee does not consider material nonpublic information in setting terms of equity awards, such as grant size or vesting conditions.
MNPI Disclosure Timed for Compensation Value	false